    As filed with the Securities and Exchange Commission on February 26, 1999

                                                       Registration No. 33-87276

================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   ----------

                                    FORM S-6

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                     OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                                   ----------

                         POST-EFFECTIVE AMENDMENT NO. 5

                                   ----------

                       Penn Mutual Variable Life Account I
                              (Exact name of trust)

                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               (Name of depositor)
                                600 Dresher Road
                           Horsham, Pennsylvania 19044
          (Complete address of depositor's principal executive offices)

                                   ----------

                                Richard F. Plush
                                 Vice President
                     The Penn Mutual Life Insurance Company
                                600 Dresher Road
                                Horsham, PA 19044
                (Name and complete address of agent for service)

                                   ----------

                                    Copy to:
                             Richard W. Grant, Esq.
                                C. Ronald Rubley
                           Morgan, Lewis & Bockius LLP
                           Philadelphia, PA 19103-6993


         It is proposed that this filing will become effective:

          |_|   Immediately upon filing pursuant to paragraph (b) of Rule 485.
          |_|   On (date) pursuant to paragraph (b) of Rule 485.
          |_|   60 days after filing pursuant to paragraph (a) of Rule 485.
          |X|   On May 1, 1999 pursuant to paragraph (a) of Rule 485.

                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY

                Cross Reference to Items Required by Form N-8B-2
N-8B-2
Item    Caption in Prospectus
------  ---------------------
1       Cover Page
2       Cover Page
3       Not applicable
4       Additional Information - Sale of the Policies
5       Additional Information - Penn Mutual Variable Life Account I
6       Additional Information - Penn Mutual Variable Life Account I
7       Not applicable
8       Not applicable
9       Additional Information - Litigation
10      Basic Information; Additional Information -
          The Penn Mutual Life Insurance
        Company - Penn Mutual Variable Life Account I - The Funds
11      Additional Information - The Funds
12      Additional Information - The Funds
13      Basic Information - What Are the Fees and Charges Under the Policy?
14      Basic Information - What Payments Must Be Made Under the Policy?
15      Basic Information - What Payments Must Be Made Under the Policy?
16      The Funds
17      Basic Information; Additional Information
18      Basic Information
19      Basic Information - How Does Penn Mutual Communicate With Me?
20      Basic Information
21      Basic Information - What Is a Policy Loan?
22      Not applicable
23      Not applicable
24      Not applicable
25      Additional Information - The Penn Mutual Life Insurance Company
26      Basic Information - What Are the Fees and Charges Under the Policy?
27      Additional Information - The Penn Mutual Life Insurance Company
28      Additional Information - The Penn Mutual Life Insurance Company
          Additional Information - Penn Mutual Trustees and Officers
29      Not applicable
30      Not applicable
31      Not applicable
32      Not applicable
33      Not applicable
34      Not applicable
35      Additional Information - The Penn Mutual Life Insurance Company
36      Not applicable
37      Not applicable
38      Additional Information - Sale of the Policies
39      Additional Information - Sale of the Policies

40      Additional Information - Sale of the Policies
41      Not applicable
42      Not applicable
43      Not applicable
44 Basic Information - How Will the Value of the Policy Change Over Time?; Additional Information - More Information About Policy Value
45      Not applicable
46 Basic Information - How Will the Value of the Policy Change Over Time?; Additional Information - More Information About Policy Value
47 Basic Information; Additional Information - Penn Mutual Variable Life Account I - The Funds
48      Additional Information - The Penn Mutual Life Insurance Company
49      Not applicable
50      Not applicable
51      Basic Information
52      Additional Information - Penn Mutual Variable Life Account I
53      Additional Information - Federal Income Tax Considerations
54      Not applicable
55      Illustrations
56      Not applicable
57      Not applicable
58      Not applicable
59      Additional Information - Financial Statements

                                     PART I

                       Information Required in Prospectus

                                   PROSPECTUS
                                       FOR
                               VARIABLE ESTATEMAX
         a last survivor flexible premium variable life insurance policy issued by
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                               and funded through
                       PENN MUTUAL LIFE VARIABLE ACCOUNT I
                     The Penn Mutual Life Insurance Company
                             Philadelphia, PA 19172
                               Phone: 215-956-8000

         The Policy provides life insurance on two insureds and a cash surrender value that may vary with the investment performance of one or more of the funds set forth below. These and other Policy provisions are described in this Prospectus.

--------------------------------------------------------------------------------------------------------------------
Penn Series Funds, Inc.                                          Manager
         Growth Equity Fund                                      Independence Capital Management, Inc.
         Value Equity Fund                                       OpCap Advisors
         Small Capitalization Fund                               OpCap Advisors
         Emerging Growth Fund                                    RS Investment Management, Inc.
         Flexibly Managed Fund                                   T. Rowe Price Associates, Inc.
         International Equity Fund                               Vontobel USA, Inc.
         Quality Bond Fund                                       Independence Capital Management, Inc.
         High Yield Bond Fund                                    T. Rowe Price Associates, Inc.
         Money Market Fund                                       Independence Capital Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisors Management Trust                     Manager
         Balanced Portfolio                                      Neuberger & Berman Management Incorporated
         Limited Maturity Bond Portfolio                         Neuberger & Berman Management Incorporated
         Partners Fund Portfolio                                 Neuberger & Berman Management Incorporated
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.                       Manager
         Capital Appreciation Portfolios                         American Century Investment Management, Inc.
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund           Manager
         Equity-Income Portfolio                                 Fidelity Management and Research Company
         Growth Portfolio                                        Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Fidelity Investments' Variable Insurance Products Fund II        Manager
         Asset Manager Portfolio                                 Fidelity Management and Research Company
         Index 500 Portfolio                                     Fidelity Management and Research Company
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc.                 Manager
         Emerging Markets Equity (International) Portfolio       Morgan Stanley Dean Witter Investment
                                                                 Management, Inc.
--------------------------------------------------------------------------------------------------------------------

                                   May 1, 1999

                        Guide to Reading this Prospectus

         This prospectus contains information that you should know before you buy the Policy or exercise any of your rights under the Policy. The purpose of this prospectus is to provide information on the essential features and provisions of the Policy and the investment options available under the Policy. Your rights and obligations under the Policy are determined by the language of the Policy itself. When you receive your Policy, read it carefully.

         The prospectus is arranged as follows:

         o The first section is called "Basic Information". It is in a question and answer format. We suggest you read the Basic Information section before reading any other section of the prospectus.

         o The next section contains illustrations of a hypothetical Policy that help clarify how the Policy works. The Illustrations sections start on page 19.

         o After the Illustrations sections is the "Additional Information" section. It gives additional information about Penn Mutual, Penn Mutual Variable Life Account I and the Policy. It generally does not repeat information that is in the Basic Information section. A table of contents for the Additional Information section appears on page 24.

         o The financial statements for Penn Mutual and Penn Mutual Variable Life Account I follow the Additional Information section. They start on page 42.

         o Appendices A through D are after the financial statements. The Appendices are referred to in the Basic Information section. They provide specific information and examples to help understand how the Policy works.

                                   **********

         The prospectuses of the funds that accompany this prospectus contains important information that you should know about the investments that may be made under the Policy. You should read the relevant prospectus(es) carefully before you invest.

                                   **********

         Please note that the Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                BASIC INFORMATION

         This part of the prospectus provides answers to basic questions asked about the Policy. Here are the page numbers where the questions and answers appear.

Question                                                                    Page
--------                                                                    ----

What Is the Policy?............................................................4
Who Owns the Policy?...........................................................4
What Payments Must Be Made Under the Policy?...................................5
How Will the Value of the Policy Change Over Time?.............................6
What Are the Fees and Charges Under the Policy?................................7
Are There Other Charges That Penn Mutual Could Deduct in the Future?..........10
How Can I Change My Policy's Investment Allocations?..........................11
What Is a Policy Loan?........................................................12
How Can I Withdraw Money from My Policy?......................................12
What Is the Timing of Transactions Under the Policy?..........................13
How Much Life Insurance Coverage Does the Policy Provide?.....................13
Can I Change Insurance Coverage Under My Policy?..............................14
What Are the Supplemental Benefit Riders That I Can Buy?......................15
Do I Have the Right to Cancel My Policy?......................................16
Can I Choose Different Payout Options Under My Policy? .......................16
How Is the Policy Treated for Federal Income Tax Purposes?....................17
How Do I Communicate With Penn Mutual?........................................17
How Does Penn Mutual Communicate With Me?.....................................18

What Is the Policy?

         The Policy provides life insurance on two persons. The Policy is a "last survivor" Policy because no insurance proceeds ("death benefit") are payable until the death of the second of two insureds (the "last surviving insured"). The value of your Policy will increase or decrease based upon the performance of the investment options you choose. The death benefit may also increase or decrease based on investment performance. In addition, the Policy allows you to allocate a part of your policy value to a fixed interest option where the value will accumulate interest.

         While at least one of the two insured persons is alive, you will have several options under the Policy. Here are some major ones:

         o        Determine when and how much you pay to us under the Policy

         o Determine when and how much to allocate your policy value to the variable options

         o        Borrow from your Policy

         o        Change the beneficiary who will receive the death benefit

         o        Decrease the amount of insurance protection

         o Change the death benefit option you have selected under your Policy

         o Surrender or partially surrender your Policy for all or part of its net cash surrender value

         o Choose the form in which you would like the death benefit or other proceeds paid out from your Policy

         Most of these options are subject to limits that are explained later in this prospectus.

Who Owns the Policy?

         You decide who owns the Policy when you apply for it. The owner of the Policy is the person who can exercise most of the rights under the Policy, such as the right to choose the death benefit option, the beneficiary, the investment options, and the right to surrender the Policy. Whenever we have used the term "you" in this prospectus, we have assumed that the reader is the owner or the person who has whatever right or privilege we are discussing.

What Payments Must Be Made Under the Policy?

Premium Payments

         Amounts you pay to us under your Policy are called "premiums" or "premium payments." The amount we require as your first premium depends on a number of factors, such as age, sex, rate classification, the amount of insurance specified in the application, supplemental benefits and the planned premium you propose to make. Sample minimum initial premiums are shown in Appendix A at the end of this prospectus. Within limits, you can make premium payments when you wish. That is why the Policy is called a "flexible premium" Policy.

         Additional premiums may be paid in any amount and at any time. A premium must be at least $25. We may require satisfactory evidence of insurability before accepting any premium which increases our net amount of risk.

         We reserve the right to limit total premiums paid in a policy year to the planned premiums you select in your application. We will monitor the Policy and will attempt to notify you on a timely basis if the Policy is in jeopardy of becoming a modified endowment contract under the Internal Revenue Code. See How Is the Policy Treated For Federal Income Tax Purposes? below.

Planned Premiums

         The Policy Specifications page of your Policy will show the "planned premium" for the Policy. You choose this amount in the Policy application. We will send a premium reminder notice to you based upon the planned premium that you specified in your application. You also chose in your application how often to pay planned premiums -- annually, semi-annually, quarterly or monthly. You are not required to pay the planned premium as long as your Policy has sufficient net cash surrender value to pay Policy charges. You need only pay enough premium to maintain net cash surrender value sufficient to pay Policy charges. See Five Year No-Lapse Feature and Lapse and Reinstatement below.

Ways to Pay Premiums

         If you pay premiums by check or money order, they must be drawn on a U.S. bank in U.S. dollars and made payable to The Penn Mutual Life Insurance Company. Premiums after the first must be sent to our office.

         We will also accept premiums:

         o        by wire or by exchange from another insurance company,

         o via an electronic funds transfer program (any owner interested in making monthly premium payments must use this method), or

         o if we agree to it, through a salary deduction plan with your employer.

         You can obtain information on these other methods of premium payment by contacting your Penn Mutual representative or by contacting our office.

Five Year No-Lapse Feature

         Your Policy will remain in force during the first five policy years, regardless of the performance of the investments made under your Policy and your net cash surrender value, if (a) equals or exceeds (b), where

         (a) is the total premiums you have paid, less any partial surrenders you made, and

         (b) is the monthly "no-lapse premium" specified in your Policy, multiplied by the number of months the Policy has been in force.

         The monthly "no-lapse premium" will generally be less than the monthly equivalent of the planned premium you specified.

         The five year no-lapse feature will not apply if a loan under your Policy exceeds the loan limit. See What Is a Policy Loan? below.

Lapse and Reinstatement

         If the net cash surrender value of your Policy is not sufficient to pay Policy charges, and the five-year no-lapse feature is not in effect, we will notify you of how much premium you will need to pay to keep the Policy in force. You will have a 61 day "grace period" to make that payment. If you don't pay at least the required amount by the end of the grace period, your Policy will terminate (i.e., lapse). All coverage under the Policy will then cease.

         If the last survivor dies during the grace period, we will pay the death benefit to your beneficiary less any unpaid Policy charges and outstanding policy loan.

         If the Policy terminates, you can reinstate it within five years from the beginning of the grace period if both insureds are alive or if one of the insured died prior to the lapse. You will have to provide evidence that the insured person (or persons, if both insureds are living) still meets our requirements for issuing insurance. You will also have to pay a minimum amount of premium and be subject to the other terms and conditions applicable to reinstatements, as specified in the Policy.

How Will the Value of the Policy Change Over Time?

         From each premium payment you make, we deduct a premium charge. We invest the rest in the investment options you have selected (except for the first premium payment which will be invested in the Penn Series Money Market Fund during the free look period of time).

         Your policy value, which is allocated (or transferred) to the variable investment options, will vary with the investment performance of the underlying investment funds. The amount you allocate to the fixed interest option will earn interest at a rate we declare from time to time. We guarantee that this rate will be at least 4%. The current declared rate will appear in the annual statement we will send to you. If you want to know what the current declared rate is, simply call or write to us. Amounts you invest in the fixed interest option will not be subject to the mortality and expense risk charge described below. Your policy value will be affected by deductions we make from your Policy for policy charges.

         At any time, your policy value is equal to:

         o        the premiums you have paid,

         o plus or minus the investment results of the policy value allocated or transferred the variable investment options

         o plus interest credited to the amount of your policy value allocated or transferred to the fixed interest option

         o        minus policies charges we deduct, and

         o        minus partial surrenders you have made.

         If you take a loan on the Policy, your policy value will be computed somewhat differently. This is discussed under How Can I Borrow Money From My Policy? below.

         For more information on policy values and the variable and fixed investment options, see the Additional Information section of this prospectus.

What Are the Fees and Charges Under the Policy?

Premium Charge

         o Premium Charge - 7.5% is deducted from premium payments before allocation to the investment options. It consists of 2.5% to cover state premium taxes and 5% to partially compensate us for the expense of selling and distributing the Policies. For premiums received after the first 15 policy year, we intend to reduce the rate for the sales charge portion to 3%, which will result in a total premium charge of 5.5% in those years). We will notify you before your fifteenth policy year if we change our decision to reduce that rate.

Monthly Deductions

         o Insurance Charge - A monthly charge for the cost of insurance protection. The amount of insurance risk we assume varies from Policy to Policy and from month to month. The insurance charge therefore also varies. To determine the charge for a particular month, we multiply the amount of insurance for which we are at risk by a cost of insurance rate based upon an actuarial table. The table in your Policy will show the maximum cost of insurance rates that we can charge. The cost of insurance rates that we currently apply are generally less than the maximum rates shown in your Policy. The table of rates we use will vary by attained age, length of time the Policy has been in effect and the insurance risk characteristics. We place insureds in a rate class when we issue the Policy, based on our examination of information bearing on insurance risk. We currently place people we insure in the following rate classes: a smoker or nonsmoker standard rate class, a preferred underwriting class, or a rate class involving a higher mortality risk (a "substandard class"). Regardless of the table used, cost of insurance rates generally increase each year that you own your Policy, as the insureds' attained ages increases.

         o Administrative Charge - A maximum monthly charge to help cover our administrative costs. This charge has two parts: (1) a flat dollar charge of up to $15 (the rate for the first policy year is $15 and we intend to charge $5 per month for years after the first policy year--we will notify you before any increase in the flat rate for years after the first policy year) and (2) for the first 12 months after the policy date, a charge based on the initial specified amount of insurance ($0.20 per $1,000 per month of initial specified amount of insurance). Administrative expenses relate to premium billing and collection, recordkeeping, processing of death benefit claims, policy loans and Policy changes, reporting and overhead costs, processing applications and establishing Policy records. We do not anticipate making any profit from this charge.

         o Optional Supplemental benefit charges - Monthly charges for any optional supplemental insurance benefits that are added to the Policy by means of a rider. We currently offer a number of optional riders.

Daily Mortality and Expense Risk Charge

         We deduct a daily charge from your policy value which is allocated to the variable investment options. Currently, the charge is an annual rate of 0.90% of assets of the policy value allocated in the variable accounts. After the fifteenth policy year, we intend to charge 0.60%. We will notify you in advance if we decide not to reduce the rate for policy years after the fifteenth as stated. We may realize a profit from this charge, and if we do, it will be added to our surplus.

         The mortality risk we assume is the risk that the persons we insure may die sooner than anticipated and that Penn Mutual will pay an aggregate amount of death benefits greater than anticipated. The expense risk we assume is the risk that expenses incurred in issuing and administering the policies and the Separate Account will exceed the amount we charge for administration.

Transfer Charge

         We reserve the right to impose a $10 transfer charge on any transfer of policy value among the variable investment options and/or fixed interest option in excess of the 12 transfers each policy year. We will notify you before imposing the charge. No transfer charge will be made if the specified amount of insurance exceeds $4,999,999.

Surrender Charge

         If you surrender your Policy during the first 16 policy years, we will deduct a surrender charge in calculating the surrender proceeds payable. We determine the surrender charge by the following formula:

         the sum of (a) plus (b), multiplied by (c), where:

         (a) = 25% of specified amounts of premiums paid on the Policy, up to the surrender charge premium (the surrender charge premium is calculated separately for each Policy -- sample surrender charge premiums are set forth in Appendix B located at the end of this prospectus);

         (b) = an administrative charge based on the initial specified amount of insurance and the younger insured's attained age on the policy date (ranging from $6 at insured's attained age 20 to $14 at insured's attained age 60 and over, per $1,000 of initial specified amount -- for more information on this charge, see Appendix B at the end of this prospectus); and

         (c) = the applicable surrender factor for the policy year during which the surrender is made (see table below).

                                                      Surrender Factor
Surrender During Policy Year                      Applied to (c) in Formula
--------------------------------------------------------------------------------
      1st through 7th                                       1.00
--------------------------------------------------------------------------------
            8th                                              .90
--------------------------------------------------------------------------------
            9th                                              .80
--------------------------------------------------------------------------------
            10th                                             .70
--------------------------------------------------------------------------------
            11th                                             .60
--------------------------------------------------------------------------------
            12th                                             .50
--------------------------------------------------------------------------------
            13th                                             .40
--------------------------------------------------------------------------------
            14th                                             .30
--------------------------------------------------------------------------------
            15th                                             .20
--------------------------------------------------------------------------------
            16th                                             .10
--------------------------------------------------------------------------------
       17th and later                                          0
--------------------------------------------------------------------------------

         Under the formula, the surrender charge declines by 10% each policy year after the seventh, to $0 by the 17th policy year so that, after the 16th policy year, there is no surrender charge. For policies issued to New York residents, see the table in Appendix C at the end of this prospectus.

         The surrender charge consists of a sales charge component and an administrative charge component. The sales charge component is to reimburse us for some of the expenses incurred in the distribution of the Policies. The sales charge component, together with the sales charge component of the premium charge, may be insufficient to recover distribution expenses related to the sale of the Policies. Our recovered sales expenses are paid for from our surplus.

         The administrative charge component of the surrender charge covers administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insureds' rate class, and creating and maintaining Policy records, as well as the administrative costs of processing surrender requests. We do not anticipate making any profit on the administrative charge component of the surrender charge.

Partial Surrender Charge

         If you partially surrender your Policy, we will deduct the lesser of $25 or 2% of the amount surrendered. The charge will be deducted from the available net cash surrender value and will be considered part of the partial surrender. We also do not anticipate making a profit on this charge.

Fees and Charges of  Investment Funds

         The funds must pay investment management fees and other operating expenses. The fees and expenses are different for each fund. They reduce the investment return of each fund. Current fees and expenses of the funds are as set forth in the Additional Information section of this prospectus.

Are There Other Charges That Penn Mutual Could Deduct in the Future?

         We currently make no charge against policy values to pay federal income taxes. However, we reserve the right to deduct a charge in the future for any such tax or other economic burden that results from the application of tax laws that we believe are attributable to your Policy and similar other policies. We currently do not expect that any such charge will be necessary.

         Under current laws, we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, we reserve the right to make such deductions for such taxes.

How Can I Change My Policy's Investment Allocations?

Future Premium Payments

         You may change the investment allocation for future premium payments at any time. You make your original allocation in the application for your Policy. The percentages you select for allocating premium payments must be in whole numbers and must equal 100% in total.

Transfers Among Existing Investment Options

         You may also transfer amounts from one investment option to another, and to and from the fixed interest option. To do so, you must tell us how much to transfer, either as a percentage or as a specific dollar amount. Transfers are subject to the following conditions:

         o the minimum amount that may be transferred is $250 (or the amount held under the investment options from which you are making the transfer, if less);

         o if less than the full amount held under an investment option is transferred, the amount remaining under the investment option must be at least $250;

         o        we may defer transfers under certain condition;

         o        transfers may not be made during the free look period;

         o transfers may be made from the fixed interest option only during the 30 day period following the end of each policy year.

Dollar Cost Averaging

         This is a program of automatic monthly transfers out of the money market variable investment option into one or more of the other investment options and to the fixed interested option. You choose the investment options and the dollar amount and timing of the transfers. The program is designed to reduce the risks that result from market fluctuations. It does this by spreading out the allocation of your money to investment options over a longer period of time. This allows you to reduce the risk of investing most of your money at a time when market prices are high. The success of this strategy depends on market trends. The program allows owners to take advantage of investment fluctuations, but does not assume a profit or protect against lows in a declining market. To begin the program, the planned premium for the year must be $600 and the amount transferred each month must be at least $50. You may discontinue the program at any time.

Asset Rebalancing

         This is a program that automatically reallocates your policy value among the variable investment options in accordance with the proportions you originally specified. Over time, variations in investment results will change the allocation percentage. On a quarterly basis, the rebalancing program will periodically transfer your policy value among the variable investment options to reestablish the percentages you had chosen. Rebalancing can result in transferring amounts from a variable investment option with relatively higher investment performance to one with relatively lower investment performance. The reverse can also happen. The minimum policy value to start the program is $1,000. If you also have a dollar cost averaging program in effect, the portion of your policy value invested in the Money Market Fund may not be included in the Rebalancing Program. You may discontinue the program at any time.

What Is a Policy Loan?

         You may borrow up to 90% of cash surrender value.

         Interest charged on a policy loan is 5.0% and is payable at the end of each policy year. If interest is not paid when due, it is added to the loan. A policy loan does not reduce your policy value. An amount equivalent to the loan is deducted from the investment options and the fixed interest option on a prorated basis (unless you designate a different allocation when you request the loan) and is placed in a special loan account. The special loan account will earn interest at 4.0% (or more in our discretion). With the interest we credit to the special loan account, the net cost of the policy loan is 1%. After the tenth policy year, we intend to credit interest at the rate of 4.75% (which will result in a net policy loan cost of 0.25% in those years).

         You may repay all or part of a loan at any time. Upon repayment, an amount equal to the repayment will be transferred from the special loan account to the investment options you specify. If you do not specify the allocation for the repayment, the amount will be allocated in accordance with your current standing allocation instructions.

         The amount of any loan outstanding under your Policy on the death of the surviving insured will reduce the amount of the death benefit by the amount of such loan.

         If you want a payment to us to be used as a loan repayment, you must include instructions to that effect. Otherwise, all payments will be assumed to be premium payments.

How Can I Withdraw Money from My Policy?

Full Surrender

         You may surrender your Policy in full at any time. If you do, we will pay you the policy value, less any policy loans and less any surrender charge that then applies. This is called your "net cash surrender value." You must return your Policy when you request a full surrender.

Partial Surrender

         You may partially surrender your Policy for net cash surrender value, subject to the following conditions:

         o the net cash surrender value remaining in the Policy after the partial surrender must exceed $1,000;

         o No more than four partial surrenders may be made in a policy year;

         o        each partial surrender must be at least $250;

         o a partial surrender may not be made from an investment option if the amount remaining under the option is less than $250;

         o during the first five policy years, the partial surrender may not reduce the specified amount of insurance under your Policy to less than $200,000.

         If you elected the Option 1 insurance coverage (see How Much Insurance Coverage Does My Policy Provide? below) a partial surrender will reduce your specific amount of insurance.

What Is the Timing of Transactions Under the Policy?

         We will ordinarily pay any death benefit, loan proceeds or partial or full surrender proceeds, and will make transfers among the investment options and the fixed interest option, within seven days after receipt at our office of all the documents required for completion of the transaction. Other than the death benefit, which is determined as of the date of death, transactions will be based on values at the end of the valuation period in which we receive all required instructions and necessary documentation. A valuation period is the period commencing with the close of the New York Stock Exchange and ending at the close of the next succeeding business day of the New York Stock Exchange.

         We may defer making a payment or transfer from a variable account investment option if (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Policy owners.

         We may also defer making a payment or transfer from the fixed interest option for up to six months from the date we receive the written request. However, we will not defer payment of a partial surrender or policy loan requested to pay a premium due on a Penn Mutual Policy. If a payment from the fixed interest option is deferred for 30 days or more, it will bear interest at a rate of 3% per year compounded annually while it is deferred.

How Much Life Insurance Coverage Does the Policy Provide?

         In your application for the Policy, you will tell us how much life insurance coverage you want on the lives of the two persons to be insured. This is called the "specified amount" of insurance.

         When the survivor of the insured persons dies, we will pay the death benefit less the amount of any outstanding policy loan. There are two ways of calculating the death benefit. You choose which one you want in the application. They are:

         o Option 1 - The death benefit is the greater of (a) the specified amount of insurance or (b) the policy value multiplied by the applicable net single premium factor.

         o Option 2 - The death benefit is the greater of (a) the specified amount of insurance plus your policy value on the date of death, or (b) the policy value multiplied by the net single premium factor.

         Net single premium factors are based on the insureds' sexes, rate classes and attained ages on the date of calculation. The factor decreases each policy anniversary as the insureds' ages increase. A table of net single premium factors as of each policy anniversary is included in your Policy. A table illustrating net single premium factors is included in Appendix II at the end of this prospectus.

         In order for the Policy to qualify as "life insurance" for federal income tax purposes, it must satisfy the "cash value accumulation test" under
Section 7702(b) of the Internal Revenue Code of 1986, as amended. The test requires that under the terms of the Policy, the death benefit must be sufficient so that the policy value, as defined in Section 7702(b), does not at any time exceed the net single premium required to pay for the future benefits provided under the Policy. The net single premiums factors included in your Policy are intended to satisfy the cash value accumulation test.

         If the investment performance of the variable account investment options you have chosen is favorable, the amount of the death benefit may increase. However, under Option 1, favorable investment performance will not ordinarily increase the death benefit for several years and may not increase at all, whereas under Option 2, the death benefit will vary directly with the investment performance of the policy value. To see how and when investment performance may begin to affect the death benefit, please see the Illustrations section of this prospectus.

         Assuming favorable investment performance, the death benefit under Option 2 will tend to be higher than the death benefit under Option 1. On the other hand, the monthly insurance charge will be higher under Option 2 to compensate us for the additional insurance risk we take. Because of that, the policy value will tend to be higher under Option 1 than under Option 2 for the same premium payments.

         The maturity date of your Policy is the policy anniversary nearest the younger Insured's 100th birthday. If the Policy is still in force on the maturity date, a maturity benefit will be paid to you. The maturity benefit is equal to the policy value less any policy loan on the maturity date. Upon the written request of the owner, this policy will continue in force beyond the maturity date. Thereafter, the death benefit will be the net policy value.

Can I Change Insurance Coverage Under My Policy?

Change of Death Benefit Option

         You may change your insurance coverage from Option 1 to Option 2 and vice-versa, subject to the following conditions:

         o after the change, the specified amount of insurance must be at least $200,000;

         o no change may be made in the first policy year and no more than one change may be made in any policy year;

         o if you request a change from Option 1 to Option 2, we may request evidence of insurability; if a different rate class is indicated for the insureds, the requested change will not be allowed.

Decrease in Specified Amount of Insurance

         You may decrease the specified amount of insurance, subject to the following conditions:

         o        no change may be made in the first policy year;

         o no change may be made if it would cause the Policy not to qualify as insurance under federal income tax law.

         o any decrease in the specified amount of insurance must be at least $10,000 and the specified amount after the decrease must be at least $200,000.

         You may not increase the specified amount of insurance under your Policy.

Tax Consequences

         See Federal Income Tax Considerations in the Additional Information section of this Prospectus to learn about possible tax consequences of changing your insurance coverage under the Policy.

What Are the Supplemental Benefit Riders That I Can Buy?

         We offer supplemental benefit riders that may be added to your Policy. There are monthly charges for the riders, in addition to the charges described above. If any of these riders are added to your Policy, monthly charges for the supplemental benefits will be deducted from your policy value as part of the monthly deduction.

         Flexible Period Single Life Term Rider -- provides term insurance covering the named insured for the designated period.

         Policy Split Option -- permits the Policy to be split into two fixed benefit (nonvariable) policies upon the issuance of a final divorce decree relating to the two insureds or a change in federal estate tax law that results in the inability to defer estate taxes until the death of the last surviving Insured.

         Estate Growth Benefit -- provides for automatic annual increase of 3% or 6% of the initial specified amount of insurance.

         Change of Insured -- permits a change in one insured so long as the new insured has the same insurable relationship to the remaining insured as did the insured being replaced.

         Supplemental Term Insurance -- provides additional death benefit payable on the death of the last surviving insured if the death occurs during the term of the Policy.

         Guaranteed Continuation of Policy -- guarantees that the Policy will remain in force and a death benefit will be payable regardless of the sufficiency of the net cash surrender value of the Policy.

         Additional rules and limits apply to these supplemental benefits. All supplemental benefits may not be available in your state. Please ask your authorized Penn Mutual representative for further information or contact our office.

Do I Have the Right to Cancel My Policy?

         You have the right to cancel your Policy within 10 days (or longer in some states) after you receive it. This is referred to as the "free look" period. To cancel your Policy, simply deliver or mail the Policy to our office or to our representative who delivered the Policy to you.

         In most states, you will receive a refund of any premiums you have paid. In some states, we may refund your policy value on the date of cancellation plus all charges we deducted. The date of cancellation will be the date we receive the Policy.

         During the "free look" period, money held under your Policy will be invested in the Penn Series Money Market Fund.

Can I Choose Different Payout Options Under My Policy?

Choosing a Payout Option

         You may choose to receive proceeds from the Policy as a single sum. This includes proceeds that become payable because of death or full surrender. Alternatively, you can elect to have proceeds of $5,000 or more applied to any of a number of other payment options as set forth in your Policy. Periodic payments may not be less than $50 each.

Changing a Payment Option

         You can change the payment option at any time before the proceeds are payable. If you have not made a choice, the payee may change the payment option within the period specified in the Policy. The person entitled to the proceeds may elect a payment option as set forth in the Policy.

Tax Impact

         There may be tax consequences to you or your beneficiary depending upon which payment option is chosen. You should consult with a qualified tax adviser before making that choice.

How Is the Policy Treated for Federal Income Tax Purposes?

         Death benefits paid under life insurance policies are not subject to income tax. Investment gains from your Policy are not subject to income tax as long as we do not pay them out to you.

         Assuming your Policy is not treated as a "modified endowment contract" under federal income tax law, distributions from the Policy are generally treated as first recovering the investments in the Policy and then, only after the return of all investment in the Policy, as receiving taxable income. Amounts borrowed under the Policy also are not generally subject to federal income tax.

         However, some of the tax rules change if your Policy is found to be a "modified endowment contract." This can happen if you have paid more than a certain amount of premiums in relation to the insurance provided under the Policy. Under those circumstances, additional taxes and penalties may be payable for Policy distributions and loans.

         For further information about the qualifications of the Policy as life insurance under federal tax law and the tax consequences of owning a Policy, see Federal Income Tax Considerations in the Additional Information section of this prospectus.

How Do I Communicate With Penn Mutual?

General Rules

         You may mail all checks and money orders for premium payments to The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania 19172, or express all checks and money orders to The Penn Mutual Life Insurance Company, 600 Dresher Road, Horsham, Pennsylvania, 19044.

         Certain requests pertaining to your Policy must be made in writing and be signed and dated by you. They include the following:

         o        policy loans, and full and partial surrenders

         o change of allocation among investment options for new premium payments

         o        change of death benefit option

         o        decrease in specified amount of insurance

         o        change of beneficiary

         o        election of payment option for Policy proceeds

         o        tax withholding elections

         o        election of telephone transaction privilege

         You should mail or express these requests to our office. You should also send notice of the insured person's death and related documentation to our office. Communications are not treated as "received" until such time as they are arrived at our office in proper form. Any communication that arrives after the close of our business day, or on a day that is not a business day, will be considered "received" by us on the next following business day. Our business day currently closes at 5:00 p.m. Eastern Standard Time, but special circumstances (such as suspension of trading on a major exchange) may dictate an earlier closing time.

         We have special forms that must be used for a number of the requests mentioned above. You can obtain these forms from your Penn Mutual representative or by calling our office at 800-523-0650. Each communication to us must include your name, your Policy number and the name of the insured person. We cannot process any request that doesn't include this required information.

Telephone Transactions

         You may request transfers among investment options by calling our office. If you complete a special authorizing form, you may authorize your Penn Mutual agent to act on your behalf in giving us telephone transfer instructions. We will not be liable for following transfer instructions communicated by telephone that we reasonably believe to be genuine. We may require certain identifying information to process a telephone transfer.

         The policies are not designed for professional market timing organizations or other entities that use programmed and frequent transfers among investment options. For reasons such as that, we reserve the right to change our telephone transaction policies or procedures at any time. We also reserve the right to suspend or terminate the privilege altogether.

How Does Penn Mutual Communicate With Me?

         Each year you will be sent a report showing the current policy values, premiums paid and deductions made since the last report, any outstanding policy loans, and any additional premiums permitted under your Policy. You will also be sent an annual and semi-annual report for the Seperate Account and for each Fund underlying a subaccount to which you have allocated policy value, as required by the 1940 Act. In addition, when you pay preimums (other than by pre-authorized check), or if you take out a policy loan, transfer amounts among the investment options or make partial surrenders, you will receive a written confirmation.

                                  ILLUSTRATIONS

         The tables on the following pages show how values under a hypothetical Policy change with investment performance over an extended period of time. The tables illustrate how policy values, net cash surrender values and death benefits under a Policy covering two insured persons of given ages on the issue date, would vary over time if planned premiums were paid annually and the return on the assets in the selected funds were a uniform gross annual rate of 0%, 6% and 12%. The values would be different from those shown if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown. The tables also show planned premiums accumulated at 5% interest. The hypothetical investment rates of return are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return for a particular Policy may be more or less than the hypothetical investment rates of return and will depend on a number of factors including the investment allocations made by an Owner, prevailing rates and rates of inflation.

         The tables reflect the daily charge against the investments for the mortality and expense risks we assume, which is equivalent to an effective annual charge of 0.90% of assets and currently is reduced to 0.60% of assets after the fifteenth policy year. In addition, the tables assume a weighted average annual expense ratio of ___% of the underlying investment funds available under the Policies, based on allocations to the variable account investment options at the end of calendar year 1998. The weighted average annual expense ratio is generally based on the expense ratios of each of the funds for the last fiscal year. For information on fund expenses, see the Additional Information section of this prospectus.

         After deduction of fund expenses and the mortality and expense risk charge, the illustrated gross annual investment rates of return of 0%, 6% and 12% would correspond to approximate net annual rates of ____%, ____% and ____%, respectively, and ____%, ____% and ____%, respectively, at current rates after the fifteenth policy year.

         The tables also reflect the deduction of the monthly administrative charge and the monthly cost of insurance charge for the hypothetical insured persons. Our current cost of insurance charges and the higher guaranteed maximum cost of insurance charges we have the contractual right to charge are reflected in separate tables on the following pages. All the tables reflect the fact that no charges for federal or state income taxes are currently made against the investments made under the hypothetical Policy Account and assume no policy loans or charges for supplemental benefits.

         The illustrations are based on our sex distinct rates for standard nonsmokers. Upon request, we will furnish a comparable illustration based upon the proposed Insureds' individual circumstances. Such illustrations may assume different hypothetical rates of return than those illustrated in the following tables.


---------------------------------------------------------------------------------------------------------------------------------
Illustration of Policy Values
Penn Mutual Life Insurance Company
Male Issue Age:                                                                                                Non-Smoker
Female Issue Age:                                                                                              Non-Smoker

                              $      ANNUAL PREMIUM
                            $        SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                      USING CURRENT COST OF INSURANCE RATES

                                  0% Hypothetical                   6% Hypothetical                     12% Hypothetical
            Premiums         Gross Investment Return          Gross Investment Return             Gross Investment Return
           Accumulated       -----------------------          -----------------------             -----------------------
End of         at                  Net Cash                            Net Cash                            Net Cash
Policy     5% Interest   Policy   Surrender     Death       Policy    Surrender     Death       Policy    Surrender     Death
 Year       Per Year      Value    Value       Benefit      Value       Value      Benefit      Value       Value      Benefit
------     ----------     -----    ------      -------      -----       -----      --------     -----      -------     -------
  1           4,200
  2           8,610
  3          13,241
  4          18,103
  5          23,208
  6          28,568
  7          34,196
  8          40,106
  9          46,312
  10         52,827
  15         90,630
  20        138,877
  25        200,454
  30        279,043

(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

--------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A Policy WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL Policy YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------------------------------------------------------------------------------------------------------------------------------
Illustration of Policy Values
Penn Mutual Life Insurance Company
Male Issue Age:                                                                                                Non-Smoker
Female Issue Age:                                                                                              Non-Smoker

                              $      ANNUAL PREMIUM
                            $        SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 2

                      USING CURRENT COST OF INSURANCE RATES

                                  0% Hypothetical                   6% Hypothetical                     12% Hypothetical
            Premiums         Gross Investment Return          Gross Investment Return             Gross Investment Return
           Accumulated       -----------------------          -----------------------             -----------------------
End of         at                  Net Cash                            Net Cash                            Net Cash
Policy     5% Interest   Policy   Surrender     Death       Policy    Surrender     Death       Policy    Surrender     Death
 Year       Per Year      Value    Value       Benefit      Value       Value      Benefit      Value       Value      Benefit
------     ----------     -----    ------      -------      -----       -----      --------     -----      -------     -------
  1               7,350
  2              15,068
  3              23,171
  4              31,679
  5              40,613
  6              49,994
  7              59,844
  8              70,186
  9              81,045
 10              92,448
 15             158,602
 20             243,035
 25             350,794
 30             488,326

(1)   Assumes that no policy loans have been made.
(2) Current values reflect current cost of insurance rates, a monthly administrative charge of $15.00 in year 1 and $5.00 thereafter, and a mortality and expense risk charge of 0.90% of assets in years 1-15 and 0.60% thereafter.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

--------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A Policy WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL Policy YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------------------------------------------------------------------------------------------------------------------------------
Illustration of Policy Values
Penn Mutual Life Insurance Company
Male Issue Age:                                                                                                Non-Smoker
Female Issue Age:                                                                                              Non-Smoker

                              $      ANNUAL PREMIUM
                            $        SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                   6% Hypothetical                     12% Hypothetical
            Premiums         Gross Investment Return          Gross Investment Return             Gross Investment Return
           Accumulated       -----------------------          -----------------------             -----------------------
End of         at                  Net Cash                            Net Cash                            Net Cash
Policy     5% Interest   Policy   Surrender     Death       Policy    Surrender     Death       Policy    Surrender     Death
 Year       Per Year      Value    Value       Benefit      Value       Value      Benefit      Value       Value      Benefit
------     ----------     -----    ------      -------      -----       -----      --------     -----      -------     -------
    1          4,200
    2          8,610
    3         13,241
    4         18,103
    5         23,208
    6         28,568
    7         34,196
    8         40,106
    9         46,312
    10        52,827
    15        90,630
    20       138,877
    25       200,454
    30       279,043

(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

--------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A Policy WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL Policy YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

------------------------------------------------------------------------------------------------------------------------------------
Illustration of Policy Values
Penn Mutual Life Insurance Company
Male Issue Age:                                                                                                Non-Smoker
Female Issue Age:                                                                                              Non-Smoker

                              $      ANNUAL PREMIUM
                            $        SPECIFIED AMOUNT
                             DEATH BENEFIT OPTION 1

                    USING GUARANTEED COST OF INSURANCE RATES

                                  0% Hypothetical                   6% Hypothetical                     12% Hypothetical
            Premiums         Gross Investment Return          Gross Investment Return             Gross Investment Return
           Accumulated       -----------------------          -----------------------             -----------------------
End of         at                  Net Cash                            Net Cash                            Net Cash
Policy     5% Interest   Policy   Surrender     Death       Policy    Surrender     Death       Policy    Surrender     Death
 Year       Per Year      Value    Value       Benefit      Value       Value      Benefit      Value       Value      Benefit
------     ----------     -----    ------      -------      -----       -----      --------     -----      -------     -------
     1          7,350
     2         15,068
     3         23,171
     4         31,679
     5         40,613
     6         49,994
     7         59,844
     8         70,186
     9         81,045
    10         92,448
    15        158,602
    20        243,035
    25        350,794
    30        488,326

(1)   Assumes that no policy loans have been made.
(2) Guaranteed values reflect guaranteed cost of insurance rates, a monthly administrative charge of $15.00 per month, and a mortality and expense risk charge of 0.90% of assets.
(3) Net investment returns are calculated as the hypothetical gross investment returns less all charges and deductions shown in the prospectus.
(4) Assumes that the premium is paid at the beginning of each policy year. Values would be different if the premiums are paid with a different frequency or in different amounts.

--------------------------------------------------------------------------------
THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A Policy WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% OR 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL Policy YEARS. NO REPRESENTATION CAN BE MADE BY THE COMPANY OR THE FUND THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             ADDITIONAL INFORMATION


      This section of the prospectus provides information about Penn Mutual, Penn Mutual Variable Life Account I, the investment funds and the Policy.

      Contents of this Section                                              Page
      ------------------------                                              ----

      The Penn Mutual Life Insurance Company................................  25
      Year 2000.............................................................  25
      Penn Mutual Variable Life Account I...................................  25
      The Funds.............................................................  26
      More Information About Policy Value...................................  33
      Federal Income Tax Considerations.....................................  34
      Sale of the Policies..................................................  38
      Penn Mutual Trustee and Officers......................................  38
      State Regulation......................................................  41
      Additional Information................................................  41
      Experts...............................................................  41
      Litigation............................................................  41
      Legal Matters.........................................................  41
      Financial Statements..................................................  41
      Appendix A - Minimum Initial Annual Premiums.......................... A-1
      Appendix B............................................................ B-1
      - Administrative Surrender Charges per $1,000 of Initial Specified Amount
      - Sample Surrender Charge Premiums for $1,000,000 Specified Amount
      Appendix C - Policies Issued to New York residents ................... C-1
      Appendix D - Illustrative Net Single Premium Factors.................. D-1

The Penn Mutual Life Insurance Company

      Penn Mutual is a Pennsylvania mutual life insurance company. We were chartered in 1847 and have been continuously engaged in the life insurance business since that date. We are authorized to sell insurance in all 50 states and the District of Columbia. Our corporate headquarters are located at 600 Dresher Road, Horsham, Pennsylvania, 19044, a suburb of Philadelphia. Our mailing address is The Penn Mutual Life Insurance Company, Philadelphia, Pennsylvania, 19172.

Year 2000

      The services we provide depend on the smooth functioning of our computer systems. Many computer systems in use today cannot recognize the year 2000, and may return to 1900 or some other date after December 31, 1999. This could cause problems in the handling of securities trades, pricing and account services. We are working on necessary changes to our systems to prepare for the year 2000 and expect that our systems will be adapted before that date. We cannot, however, assure you that we will be successful. In addition, the interaction of our computers with other non-complying computer systems could cause processing problems.

      Penn Mutual, and the investment funds that serve as investment options under the Policy, and their affiliates, have relationships with investment advisers, broker-dealers, transfer agents, custodians and other service providers that are not affiliated with Penn Mutual. Penn Mutual is contacting these service providers to obtain assurances that they have taken appropriate measures to address the "Year 2000" problem. If these parties do not prepare in a timely manner, it could cause processing problems.

      The foregoing statements are designated Year 2000 Readiness Disclosure within the meaning of The Year 2000 Information and Readiness Disclosure Act (P.L. 105-271, S. 2392).

Penn Mutual Variable Life Account I

      We established Penn Mutual Variable Life Account I (the "Separate Account") as a separate investment account under Pennsylvania law on January 27, 1987. The Separate Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.

      Net premiums received under the Policy and under other variable life insurance policies are allocated to subaccounts of the Separate Account for investment in shares of investment funds. They are allocated in accordance with instructions from Policy owners

      Income, gains and losses, realized or unrealized, in a subaccount are credited or charged without regard to any other income, gains or losses of Penn Mutual. Assets equal to the reserves and other contract liabilities with respect to the investments held in each subaccount are not chargeable with liabilities arising out of any other business or account of Penn Mutual. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the policies.

      If investment in a shares of a fund should no longer be possible or, if in our judgment, becomes inappropriate to the purposes of the policies, or, if in our judgment, investment in another fund is in the interest of owners, we may substitute another fund. No substitution may take place without notice to owners and prior approval of the SEC and insurance regulatory authorities, to the extent required by the 1940 Act and applicable law.

Voting Shares of  the Funds

      We are the legal owner of shares of the funds and as such have the right to vote on all matters submitted to shareholders of the funds. However, as required by law, we will vote shares held in the Separate Account at regular and special meetings of shareholders of the funds in accordance with instructions received from owners. Should the applicable federal securities laws, regulations or interpretations thereof change so as to permit us to vote shares of the funds in our own right, we may elect to do so.

      To obtain voting instructions from owners, before a meeting we will send owners voting instruction material, a voting instruction form and any other related material. The number of shares for which an owner may give voting instructions is currently determined by dividing the portion of the owner's policy value allocated to the Separate Account by the net asset value of one share of the applicable fund. Fractional votes will be counted. The number of votes for which an owner may give instructions will be determined as of a date chosen by Penn Mutual but not more than 90 days prior to the meeting of shareholders. Shares for which no timely instructions are received will be voted by Penn Mutual in the same proportion as those shares for which voting instructions are received.

      We may, if required by state insurance officials, disregard owner voting instructions if such instructions would require shares to be voted so as to cause a change in sub-classification or investment objectives of one or more of the funds, or to approve or disapprove an investment advisory agreement. In addition, we may under certain circumstances disregard voting instructions that would require changes in the investment Policy or investment adviser of one or more of the funds, provided that we reasonably disapprove of such changes in accordance with applicable federal regulations. If we ever disregard voting instructions, we will advise owners of that action and of our reasons for such action in the next semiannual report. Finally, we reserve the right to modify the manner in which we calculate the weight to be given to pass-through voting instructions where such a change is necessary to comply with current federal regulations or the current interpretation thereof.

The Funds

      Penn Series Funds, Inc., Neuberger & Berman Advisors Management Trust, American Century Variable Portfolios, Inc., Fidelity Investments' Variable Insurance Products Fund, Fidelity Investments' Variable Insurance Products Fund II and Morgan Stanley Dean Witter Universal Funds, Inc. are each registered with the SEC as a diversified open-end management investment company under the 1940 Act. Each is a series-type mutual fund made up of different series or Funds.

      The investment objective of each of the Funds available as investment options under the Policy is set forth below. There is, of course, no assurance that these objectives will be met.

      Penn Series -- Growth Equity Fund -- long-term growth of capital and increase of future income.

      Penn Series -- Value Equity Fund -- maximize total return (capital appreciation and income).

      Penn Series -- Small Capitalization Fund -- capital appreciation.

      Penn Series -- Emerging Growth Fund -- capital appreciation.

      Penn Series -- Flexibly Managed Fund -- maximize total return (capital appreciation and income).

      Penn Series -- International Equity Fund -- capital appreciation.

      Penn Series -- Quality Bond Fund -- highest income over the long term consistent with the preservation of principal.

      Penn Series -- High Yield Bond Fund -- high current income.

      Penn Series -- Money Market Fund -- preserve capital, maintain liquidity and achieve the highest possible level of current income consistent therewith.

      Neuberger & Berman -- Limited Maturity Bond Portfolio -- the highest current income consistent with low risk to principal and liquidity; a secondary objective to enhance total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

      Neuberger & Berman -- Balanced Portfolio -- long-term capital growth and reasonable current income without undue risk to principal.

      Neuberger & Berman -- Partners Portfolio -- capital growth; Neuberger & Berman reserves the right to make changes in the investment objectives, but will notify shareholders thirty days in advance of any proposed material change.

      American Century Variable Portfolios -- Capital Appreciation Portfolio (formerly Growth Portfolio) -- capital growth.

      Fidelity Investments' VIP Fund -- Equity-Income Portfolio -- reasonable income by investing primarily in income-producing equity securities; in choosing these securities, the Fund will also consider the potential for capital appreciation; the Fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

      Fidelity Investments' VIP Fund -- Growth Portfolio -- capital appreciation.

      Fidelity Investments' VIP Fund II -- Asset Manager Portfolio -- high total return with reduced risk over the long-term.

      Fidelity Investments' VIP Fund II -- Index 500 Portfolio -- match the total return of the S&P 500 while keeping expenses low; the S&P 500 is an index of 500 common stocks, most of which trade on the New York Stock Exchange.

      Morgan Stanley Dean Witter Universal Funds, Inc. -- Emerging Markets Equity (International) Portfolio -- long term capital appreciation.

The Managers

      Independence Capital Management, Inc. ("Independence Capital Management"), of Horsham, Pennsylvania, is investment adviser to each of the Penn Series Funds.

      T. Rowe Price Associates, Inc., of Baltimore, Maryland, is investment sub-adviser to the Penn Series Flexibly Managed Fund and Penn Series High Yield Bond Fund.

      OpCap Advisors (formerly Quest for Value Advisors), of New York, New York, is investment sub-adviser to the Penn Series Value Equity Fund and the Penn Series Small Capitalization Fund.

      Vontobel USA Inc., of New York, New York, is the investment sub-adviser to the Penn Series International Equity Fund.

      RS Investment Management, Inc. (formerly Robertson Stephens Investment Management, Inc.), of San Francisco, California, is investment sub-adviser to the Penn Series Emerging Growth Fund.

      Neuberger & Berman Management Incorporated, of New York, New York, is the investment adviser to each series of Advisers Managers Trust underlying the Neuberger & Berman Limited Maturity Bond Portfolio, the Neuberger & Berman Balanced Portfolio and the Neuberger & Berman Partner Portfolio.

      American Century Investment Management, Inc. ("American Century"), of Kansas City, Missouri, is the investment adviser to Capital Appreciation Portfolio.

      Fidelity Management & Research Corporation ("FMR"), of Boston, Massachusetts, is the investment adviser to VIP Fund's Equity Income Portfolio and Growth Portfolio and VIP Fund II's Asset Manager Portfolio and Index 500 Portfolio. FMR utilizes the services of two subsidiaries on a sub-advisory basis for foreign securities investments for the Asset Manager Portfolio. These subsidiaries are Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research (Far East) Inc.

      Morgan Stanley Dean Witter Investment Management Inc. ("Morgan Stanley Dean Witter"), of New York, New York, is the investment adviser to Morgan Stanley Universal Funds' Emerging Markets Equity (International) Portfolio.

      Further information about the Funds is contained in the accompanying prospectuses, which you should read in conjunction with this prospectus.

      We have entered into agreements with Penn Series, Neuberger & Berman, American Century Variable Portfolios, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter governing the Separate Account's investment in those Funds. The advisers to American Century Variable Portfolios, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter Portfolios, or their affiliates, compensate Penn Mutual for administrative and other services rendered in making shares of the portfolios available under the Policies.

      The shares of Penn Series, Neuberger & Berman, American Century Variable Portfolios, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter are sold not only to the Separate Account, but to other separate accounts of Penn Mutual that fund benefits under variable annuity policies. The shares of Neuberger & Berman, American Century Variable Portfolios, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter are also sold to separate accounts of other insurance companies, and may also be sold directly to qualified pension and retirement plans. It is conceivable that in the future it may become disadvantageous for both variable life and variable annuity Policy separate accounts (and also qualified pension and retirement plans) to invest in the same underlying mutual fund. Although neither we nor Penn Series, Neuberger & Berman, American Century Variable Portfolios, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II or Morgan Stanley Dean Witter currently perceives or anticipates any such disadvantage, the Boards of Directors of Penn Series, American Century Variable Portfolios and Morgan Stanley Dean Witter, respectively, and the Boards of Trustees of Neuberger & Berman, Fidelity Investments' VIP Fund and Fidelity Investments' VIP Fund II, respectively, will monitor events to determine whether any material conflict between variable annuity Policyowners and variable life Policyowners (and also qualified pension and retirement plans with respect to Neuberger & Berman) arises.

      Material conflicts could result from such things as: (1) changes in state insurance laws; (2) changes in federal income tax law; (3) changes in the investment management of any Fund or of Penn Series, Neuberger & Berman, American Century Variable Portfolios, Fidelity Investments' VIP Fund, Fidelity Investments' VIP Fund II and Morgan Stanley Dean Witter, respectively; or (4) differences between voting instructions given by variable annuity Policyowners and those given by variable life Policyowners. In the event of a material irreconcilable conflict, we will take the steps necessary to protect our variable annuity and variable life Policyowners. This could include discontinuance of investment in a Fund.

Fund Expenses

      The following tables provide information on fees and expenses of the investment of funds available under the Policy.

--------------------------------------------------------------------------------

Penn Series Funds, Inc. (a)
Underlying Fund Annual Expenses (as a % of portfolio avg. net assets)


                                                  Management                                Total
                                                 Fees (after            Other                Fund
                                                   waiver)            Expenses             Expenses
                                                 -----------          --------             --------
Growth Equity...............................
Value Equity................................
Small Capitalization .......................
Emerging Growth  ...........................
Flexibly Managed............................
International Equity........................
Quality Bond................................
High Yield Bond.............................
Money Market................................

-------------------
(a) These expenses are for the last fiscal year. The total expenses of the
    Emerging Growth Fund would have been     %. if the investment adviser and
    administrator of that Fund had not waived part of their fees.

--------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                 Management,
                                                Advisory and
                                               Administration           Other             Total Fund
                                                    Fees              Expenses             Expenses
                                               --------------         --------            ----------
Limited Maturity Bond.......................
Balanced....................................
Partners Fund...............................


(a) Neuberger & Berman Advisers Management Trust (the "Trust") is divided into portfolios ("Portfolios"). Each Portfolio invests in a corresponding series ("Series") of the Trust. This table shows the current expenses paid by each Portfolio and the Portfolio's share of the current expenses of its Series. See "Expenses" in the Trust's Prospectus.

--------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. (a)
Underlying Fund Annual Expenses (as a % of portfolio average net assets)

                                                 Management,
                                                Advisory and
                                               Administration           Other             Total Fund
                                                    Fees              Expenses             Expenses
                                               --------------         --------            ----------
Capital Appreciation........................        1.00%               None                1.00%

-----------
(a)  These expenses are for the last fiscal year.

--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund (a)
Underlying Fund Annual Expenses (as a % of portfolio avg. net assets)

                                                 Management                               Total Fund
                                                    Fee          Other Expenses            Expenses
                                                 ----------      --------------           ----------
Equity-Income...............................
Growth......................................

-----------
(a) These expenses are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without
this reduction, total expenses would have been    % for the Equity Income
Portfolio and    % for the Growth Portfolio.


--------------------------------------------------------------------------------

Fidelity Investments' Variable Insurance Products Fund II
Underlying Fund Annual Expenses (as a % of portfolio avg. net assets)

                                                 Management                               Total Fund
                                                    Fee          Other Expenses            Expenses
                                                 ----------      --------------           ----------
Asset Manager (a)...........................
Index 500 (b)...............................

-----------
(a) The expenses presented are for the last fiscal year. Some of the brokerage commissions paid by the fund reduced the expenses shown in this table. Without
this reduction, total expenses would have been    % for the Asset Manager
Portfolio.

(b) These expenses are for the last fiscal year. If the fund's investment adviser had not voluntarily waived part of its fee, total expenses would have
been    % for the Index 500 Portfolio.

--------------------------------------------------------------------------------

Morgan Stanley Dean Witter Universal Funds, Inc.
Underlying Fund Annual Expenses (as a % of portfolio avg. net assets)


                                                 Management                               Total Fund
                                                    Fee          Other Expenses            Expenses
                                                 ----------      --------------           ----------
Emerging Markets Equity (International).....

-----------
(a) These expenses are for the last fiscal year.

--------------------------------------------------------------------------------

More Information About Policy Values

      On the policy date (the date from which policy years and monthly anniversaries are measured), the policy value is equal to the initial net premium. If the policy date and the policy issue date (the date the policy is issued) are the same day, the policy value is equal to the initial net premium, less the monthly deduction. On each valuation date (each day the New York Stock Exchange and our office is open for business) thereafter, the policy value is the aggregate of the Policy's variable account values and the fixed interest account value. The policy value will vary to reflect the variable account values, interest credited to the fixed interest account, policy charges, transfers, partial surrenders, policy loans and policy loan repayments.

Variable Account Values

      When you allocate an amount to a variable account investment option, either by net premium allocation or transfer, your Policy is credited with accumulation units. The number of accumulation units is determined by dividing the amount allocated to the variable account investment option by the variable account's accumulation unit value for the valuation period in which the allocation was made.

      The number of accumulation units credited to your Policy for a variable account investment option will increase when net premiums are allocated to the variable account, amounts are transferred to the variable account and loan repayments are credited to the variable account. The number of accumulation units will decrease when the allocated portion of the monthly deduction is taken from the variable account, a policy loan is taken from the variable account, an amount is transferred from the variable account or a partial surrender is made from the variable account (including the partial surrender charge).

Accumulation Unit Values

      An accumulation unit value varies to reflect the investment experience of the underlying investment fund in which the Policy is invested and the mortality and expense risk charge assessed against the investment, and may increase or decrease from one valuation date to the next. The accumulation unit value of each subaccount of the Separate Account that invests in a fund was arbitrarily set at $10 when the subaccount was established. For each valuation period after the date of establishment, the accumulation unit value is determined by multiplying the value of an accumulation unit for a subaccount for the prior valuation period by the net investment factor for the subaccount for the current valuation period.

Net Investment Factor

      The net investment factor is an index used to measure the investment performance of a subaccount from one valuation period to the next. It is based on the change in net asset value of the fund shares held by the subaccount, and reflects any dividend or capital gain distributions on fund shares and the deduction of the daily mortality and expense risk charge.

Fixed Account Value

      On any valuation date, the fixed account value of a Policy is the total of all net premiums allocated to the fixed account, plus any amounts transferred to the fixed account, plus interest credited on such net premiums and transferred amounts, less the amount of any transfers from the fixed account, less the amount of any partial surrenders, including the partial surrender charges, taken from the fixed account, and less the pro rata portion of the monthly deduction deducted from the fixed account. If there have been any policy loans, the fixed account value is further adjusted to reflect the amount in the special loan account, including transfers to and from the special loan account as loans are taken and repayments are made, and interest credited on the policy special loan account.

Net Policy Value

      The net policy value on a valuation date is the policy value less policy loans on that date.

Cash Surrender Value

      The cash surrender value on a valuation date is the policy value reduced by any surrender charge that would be assessed if the Policy were surrendered on that date. The cash surrender value is used to calculate the loan value and to determine whether the policy loan is excessive. The loan value is 90% of the cash surrender value.

Net Cash Surrender Value

      The net cash surrender value on a valuation date is equal to the net policy value reduced by any surrender charge that would be imposed if the Policy were surrendered on that date. The net cash surrender value is used to calculate the amount available for partial surrenders. It is the amount received upon a full surrender of the Policy.

Federal Income Tax Considerations

      The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisors should be consulted for more complete information. This discussion is based on Penn Mutual's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the IRS.

Tax Status of the Policy

      To qualify as a life insurance contract for federal tax purposes, the Policy must meet the definition of a life insurance contract which is set forth in Section 7702 of the Internal Revenue Code of 1986, as amended (the "Code"). The manner in which Section 7702 should be applied to certain features of the Policy offered in this Prospectus is not directly addressed by Section 7702 or any guidance issued to date under Section 7702. Nevertheless, Penn Mutual believes it is reasonable to conclude that the Policy will meet the Section 7702 definition of a life insurance contract. In the absence of final regulations or other pertinent interpretations of Section 7702, however, there is necessarily some uncertainty as to whether a Policy will meet the statutory life insurance contract definition, particularly if it insures a substandard risk. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such contract would not provide most of the tax advantages normally provided by a life insurance contract.

      If it is subsequently determined that a Policy does not satisfy Section 7702, we may take whatever steps that are appropriate and reasonable to comply with Section 7702. For these reasons, we reserve the right to restrict Policy transactions as necessary to attempt to qualify it as a life insurance contract under Section 7702.

      Section 817(h) of the Code requires that the investments of each Subaccount of the Separate Account must be "adequately diversified" in accordance with Treasury regulations in order for the Policy to qualify as a life insurance contract under Section 7702 of the Code (discussed above). The Separate Account, through the funds, intends to comply with the diversification requirements prescribed in Treas. Reg. ss. 1.817-5, which affect how the funds' assets are to be invested. Penn Mutual believes that the Separate Account will thus meet the diversification requirement, and Penn Mutual will monitor continued compliance with this requirement.

      The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is considered the owner of separate account assets, income and gain from the assets would be includable in the variable contract owner's gross income. In connection with the issuance of regulations on the phrase "adequate diversification," the Treasury Department announced in 1984 that guidance would be given, by way of regulation or ruling, on the "extent to which Policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets." As of the date of this Prospectus, no ruling or regulation has been issued.

      The following discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.

      We believe that the proceeds and cash value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance Policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code.

Modified Endowment Contracts

      The Internal Revenue Code establishes a class of life insurance contracts designated as "modified endowment contracts," which applies to Policies entered into or materially changed after June 20, 1988.

      Due to the Policy's flexibility, classification as a modified endowment contract will depend on the individual circumstances of each Policy. In general, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven policy years exceeds the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums. The determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship of the death benefit and policy value at the time of such change and the additional premiums paid in the seven years following the material change. At the time a premium is credited which would cause the Policy to become a modified endowment contract, we will notify you that unless a refund of the excess premium (with interest) is requested, your Policy will become a modified endowment contract. You will have 30 days after receiving such notification to request the refund.

      All policies that we or our affiliate issues to the same owner during any calendar year, which are treated as modified endowment contracts, are treated as one modified endowment contract for purposes of determing the amount included in the gross income under Section 72(e) of the Code.

      The rules relating to whether a Policy will be treated as a modified endowment contract are complex and make it impracticable to adequately describe in the limited confines of this summary. Therefore, you may wish to consult with a competent advisor to determine whether a Policy transaction will cause the Policy to be treated as a modified endowment contract.

Distributions from Policies Classified as Modified Endowment Contracts

      Policies classified as a modified endowment contract will be subject to the following tax rules. First, all distributions, including distributions upon surrender and partial withdrawals from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the policy value immediately before the distribution over the investment in the Policy (described below) at such time. Second, loans taken from or secured by, such a Policy are treated as distributions from such a Policy and taxed accordingly. Past due loan interest that is added to the loan amount will be treated as a loan. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or loan taken from or secured by, such a Policy that is included in income except where the distribution or loan is made on or after the owner attains age 59 1/2, is attributable to the owner's becoming totally and permanently disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's Beneficiary.

Distributions from Policies Not Classified as Modified Endowment Contracts

      Distributions from a Policy that is not a modified endowment contract, are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in a cash distribution to the owner in order for the Policy to continue complying with the Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

      Loans from, or secured by, a Policy that is not a modified endowment contract are not treated as distributions. Instead, such loans are treated as indebtedness of the owner.

      Finally, neither distributions (including distributions upon surrender) nor loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional tax.

Policy Loan Interest

      Generally, personal interest paid on a loan under a Policy which is owned by an individual is not deductible. In addition, interest on any loan under a Policy owned by a taxpayer and covering the life of any individual will generally not be tax deductible. The deduction of interest on policy loans may also be subject to the restrictions of Section 264 of the Code. An owner should consult a tax adviser before deducting any interest paid in respect of a policy loan.

Investment in the Policy

      Investment in the Policy means: (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus (ii) the aggregate amount received under the Policy which is excluded from gross income of the owner (except that the amount of any loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the owner.

Taxation of Policy Split

      The Policy Split Option Rider which we offer permits a Policy to be split into two other life policies upon the occurrence of a divorce of the joint insureds or certain changes in federal estate tax law. A Policy split could have adverse tax consequence. For example, it is not clear whether a Policy split will be treated as a nontaxable exchange under Section 1031 through 1043 of the Code. If a Policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. In addition, it is not clear whether, in all circumstances, the individual policies that result from a Policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts. Before you exercise rights provided by the Policy split option, it is important that you consult with a competent tax advisor regarding the possible consequences of a Policy split.

Other Tax Considerations

      The transfer of the Policy or the designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation of the owner, may have generation skipping transfer tax considerations under Section 2601 of the Code.

      The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state and local transfer taxes may be imposed. Consult with your tax adviser for specific information in connection with these taxes.

Sale of the Policies

      Hornor, Townsend & Kent, Inc. ("HTK"), a wholly-owned subsidiary of Penn Mutual, acts as a principal underwriter of the Policies. HTK also acts as principal underwriter for Penn Mutual Variable Annuity Account III, a separate account also established by Penn Mutual and for PIA Variable Annuity Account I, a separate account established by The Penn Insurance and Annuity Company, a wholly-owned subsidiary of Penn Mutual. HTK is a registered broker-dealer under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. The Policy is sold by certain registered representatives of HTK who are also appointed and licensed as insurance agents. The Policy may also be offered through insurance and securities brokers who have lawfully qualified to sell the Policies. Registered representatives may be paid commissions on a Policy they sell based on premiums paid in amounts up to 50% of first year premiums, 2% on premiums paid during the second through fifteenth policy years, and 1.2% on premiums paid after the first fifteen policy years. Registered representatives may also be paid commissions of up to 0.25% of policy value. Other allowances and overrides also may be paid. Registered representatives who meet certain productivity and profitability standards may be eligible for additional compensation.

      For 1998, 1997 and 1996, Penn Mutual received premium payments on the Policy in the approximate amount of $_____________, $11,042,761 and $4,580,00, respectively, and compensated HTK in the approximate amounts of $_____________, $73,474, and $34,139, respectively, for its services as principal underwriter.

Penn Mutual Trustees and Officers

      Penn Mutual is managed by a board of trustees. The following table sets forth the name, address and principal occupations during the past five years of each of Penn Mutual's trustees.


Board of Trustees

                                 Position with
NAME AND ADDRESS                 Penn Mutual                Principal Occupation During Past Five years
------------------------------------------------------------------------------------------------------------------------------------
Robert E. Chappell               Chairman of the Board      Chairman of the Board and Chief Executive Officer (since December 1996),
The Penn Mutual Life             and Chief Executive        President and Chief Executive Officer (April 1995-December 1996),
Insurance Company                Officer                    President and Chief Operating Officer (January 1994 to April 1995),
Philadelphia, PA 19172                                      The Penn Mutual Life Insurance  Company.
------------------------------------------------------------------------------------------------------------------------------------

                                 Position with
NAME AND ADDRESS                 Penn Mutual                Principal Occupation During Past Five years
------------------------------------------------------------------------------------------------------------------------------------
Daniel J. Toran                  President, Chief           President and Chief Operating Officer (since January 1997), Executive
The Penn Mutual Life             Operating Officer          Vice President (May 1996-January 1997), The Penn Mutual Life Insurance
Insurance Company                and Trustee Company        Company; Executive Vice President, The New England Mutual Life Insurance
Philadelphia, PA 19172                                      Company (prior thereto).
------------------------------------------------------------------------------------------------------------------------------------
Julia Chang Bloch                Trustee                    Visiting Professor, Institute of International Relations in Beijing,
1743 22nd Street, NW                                        China, and distinguished adviser, American Studies Center (April 1998 to
Washington, DC 20008                                        present); President, US-Japan Foundation (July 1996 to  March 1998);
                                                            Group Executive Vice President, Bank America NT & SA (June 1993 to
                                                            June 1996).
------------------------------------------------------------------------------------------------------------------------------------
James A. Hagen                   Trustee                    Retired (since May 1996), Chairman of the Board, Conrail, Inc.
2040 Montrose Lane                                          (prior thereto).
Wilmington, NC 28405
------------------------------------------------------------------------------------------------------------------------------------
Philip E. Lippincott             Trustee                    Retired (since April 1994), Chairman and Chief Executive Officer,
4301 Bayberry Drive                                         Scott Paper Company (prior thereto).
Avalon, NJ 08202
------------------------------------------------------------------------------------------------------------------------------------
John F. McCaughan                Trustee                    President, Betz Dearborn Foundation (since March 1996),
Betz Dearborn Foundation                                    Chairman of the Board, Betz Laboratories, Inc. (prior thereto).
200 Witmer Road
Horsham, PA 19044
------------------------------------------------------------------------------------------------------------------------------------
Alan B. Miller                   Trustee                    Chairman and President, Universal Health Services, Inc.
367 S. Gulph Road
King of Prussia, PA 19406
------------------------------------------------------------------------------------------------------------------------------------
Edmond F. Notebaert              Trustee                    President and Chief Executive Officer, The Children's Hospital of
34th and Civic Center Blvd.                                 Philadelphia (since 1987).
Philadelphia, PA 19104
------------------------------------------------------------------------------------------------------------------------------------
Robert H. Rock                   Trustee                    President, MLR Holdings, LLC (since 1987).
1845 Walnut Street - 9th Floor
Philadelphia, PA 19103
------------------------------------------------------------------------------------------------------------------------------------
Norman T. Wilde, Jr.             Trustee                    President and Chief Executive Officer, Janney Montgomery Scott Inc.
1801 Market Street                                          (a securities broker/dealer and subsidiary of The Penn Mutual
Philadelphia, PA 19103                                      Life Insurance Company).
------------------------------------------------------------------------------------------------------------------------------------
Wesley S. Williams, Jr., Esq.    Trustee                    Partner, Covington & Burling (law firm).
1201 Pennsylvania Ave., NW
P.O. Box 7566
Washington, D.C. 20004
------------------------------------------------------------------------------------------------------------------------------------


      The following table sets forth the names, addresses and principal occupations during the past five years of the senior officers of Penn Mutual (other than officers who are members of Penn Mutual's Board of Trustees).

Senior Officers


 Name                            Principal Occupation During Past Five years
------------------------------------------------------------------------------------------------------------------------------------
John M. Albanese                 Senior Vice President, Customer Service and Information Systems (since June 1997), Vice
The Penn Mutual Life             President, Information Systems Application (prior thereto), The Penn Mutual Life Insurance
Insurance Company                Company.
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Michael A. Biondolillo           Senior Vice President, Human Resources (since June 1997);  Corporate Vice President and
The Penn Mutual Life             General Manager, Human Resources and Quality MG Industries, America (prior thereto).
Insurance Company
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Nancy S. Brodie                  Executive Vice President and Chief Financial Officer (since December 1995), Senior Vice
The Penn Mutual Life             President and Chief Financial Officer (January 1994 to December 1995), Vice President and
Insurance Company                Controller (prior thereto), The Penn Mutual Life Insurance Company .
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Larry L. Mast                    Executive Vice President, The Penn Mutual Life Insurance Company (May 1997 to present).
The Penn Mutual Life             Formerly Senior Vice President, Lafayette Life Insurance Company (September 1994 to May 1997
Insurance Company);              Vice President, Security Benefit Insurance Company (May 1993 to September 1994);
Philadelphia, PA 19172           Vice President, Home Life Insurance Company (July 1990 to May 1993); Agency Manager, The Equitable
                                 Life Insurance Company (August 1978 to July 1990).
------------------------------------------------------------------------------------------------------------------------------------
Nina M. Mulrooney                General Auditor (since November 1991), Vice President, Market Conduct (since December 1997),
The Penn Mutual Life             Assistant Vice President, Corporate Accounting and Controls, The Penn Mutual Life Insurance Company
Insurance Company                (prior thereto).
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Harold E. Maude, Jr.             Senior Vice President, Independence Financial Network (since July 1996), Vice President,
The Penn Mutual Life             Independence Financial Network (prior thereto), The Penn Mutual Life Insurance Company.
Insurance Company
Philadelphia, PA 19172
------------------------------------------------------------------------------------------------------------------------------------
Peter M. Sherman                 Executive Vice President (since December 1998), Chief Financial Officer (since May 1996), Senior
The Penn Mutual Life             Vice President (May 1996 to December 1996), Vice President, Investments (January 1996 to April
Insurance Company                1996, Vice President, Fixed Income Portfolio Management (prior thereto), The Penn Mutual Life
Philadelphia, PA 19172           Insurance Company), President, Independence Capital Management, Inc. (an investment advisory organization and subsidiary of Penn Mutual).

State Regulation

      Penn Mutual is subject to regulation by the Department of Insurance of the Commonwealth of Pennsylvania, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Policy described in this prospectus has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

      We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

Additional Information

      A registration statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. The omitted information may be obtained at the SEC's principal office in Washington, D.C. by paying the SEC's prescribed fees.

Experts

      The financial statements of the subaccounts and Penn Mutual at December 31, 1998 and for the year ended December 31, 1998 appearing in this prospectus and registration statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

      Actuarial matters included in this prospectus have been examined by Edward
S. Attarian, FSA, MAAA, Associate Actuary of Penn Mutual, whose opinion is filed as an exhibit to the Registration Statement.

Litigation

      No litigation is pending that would have a material effect upon the subaccounts or Penn Mutual.

Legal Matters

      Morgan, Lewis & Bockius, LLP of Philadelphia, Pennsylvania, has provided advice on certain matters relating to the federal securities laws and the offering of the Policies.

Financial Statements

      The financial statements of the Separate Account and the financial statements of Penn Mutual appear on the following pages. The financial statements of Penn Mutual should be distinguished from any financial statements of the Separate Account and should be considered only as bearing upon Penn Mutual's ability to meet its obligations under the policies.

                     INSERT REPORT OF INDEPENDENT ACCOUNTANT
                          AND FINANCIAL STATEMENTS HERE

APPENDIX A

                         Minimum Initial Annual Premiums


         The following table shows for Insureds of varying ages, the minimum initial annual premium for a Policy with a Basic death benefit of $1,000,000. The table assumes the Insureds will be placed in a nonsmoker class and that no supplemental benefits will be added to the base Policy.


        Age of Male               Age of Female         Minimum Initial Annual
                                                                Premium
--------------------------------------------------------------------------------
            35                         35                       $2,802
--------------------------------------------------------------------------------
            40                         45                       $3,224
--------------------------------------------------------------------------------
            45                         45                       $3,296
--------------------------------------------------------------------------------
            50                         45                       $3,376
--------------------------------------------------------------------------------
            55                         45                       $3,462
--------------------------------------------------------------------------------
            55                         55                       $4,248
--------------------------------------------------------------------------------
            60                         58                       $4,687
--------------------------------------------------------------------------------
            65                         70                       $7,146
--------------------------------------------------------------------------------
            70                         62                       $6,391
--------------------------------------------------------------------------------

APPENDIX B

     Administrative Surrender Charges per $1,000 of Initial Specified Amount


      Attained Age of Younger            Charge Per Each $1,000 of
       Insured on Policy Date            Initial Specified Amount
--------------------------------------------------------------------------------
               20-29                              $6.00
--------------------------------------------------------------------------------
               30-39                              $8.00
--------------------------------------------------------------------------------
               40-49                             $10.00
--------------------------------------------------------------------------------
               50-59                             $12.00
--------------------------------------------------------------------------------
              60-over                            $14.00
--------------------------------------------------------------------------------

        Sample Surrender Charge Premiums for $1,000,000 Specified Amount
                          (NS = Nonsmoker; S = Smoker)


   Age of    Smoking    Age of       Smoking       Maximum Surrender
    Male      Status    Female       Status         Charge Premium
--------------------------------------------------------------------------------
     50         NS        45           NS               $9,254
--------------------------------------------------------------------------------
     65         NS        65           NS              $29,399
--------------------------------------------------------------------------------
     55         S         55            S              $16,280
--------------------------------------------------------------------------------
     55         S         45           NS              $10,392
--------------------------------------------------------------------------------
     45         NS        45            S               $9,040
--------------------------------------------------------------------------------
     35         NS        35           NS               $5,364
 -------------------------------------------------------------------------------
     70         NS        62            S              $25,370
  ------------------------------------------------------------------------------
     40         S         45            S               $9,044
  ------------------------------------------------------------------------------
     65         S         70           NS              $31,204
  ------------------------------------------------------------------------------
     60         NS        58           NS              $16,885
--------------------------------------------------------------------------------

APPENDIX C

                      Policies Issued to New York Residents

      For Policies issued to New York residents, the surrender charge declines during the 6th through the 14th policy years so that no surrender charge is deductible during the 15th and later policy years. The surrender factors used to calculate the surrender charge for such Policies are as follows:


                                      Surrender Factor
       Surrender During               Applied to (c) in
          Policy Year                  Formula on Page
--------------------------------------------------------------------------------
        1st through 5th                     1.00
--------------------------------------------------------------------------------
              6th                            .90
--------------------------------------------------------------------------------
              7th                            .80
--------------------------------------------------------------------------------
              8th                            .70
--------------------------------------------------------------------------------
              9th                            .60
--------------------------------------------------------------------------------
             10th                            .50
--------------------------------------------------------------------------------
             11th                            .40
--------------------------------------------------------------------------------
             12th                            .30
--------------------------------------------------------------------------------
             13th                            .20
--------------------------------------------------------------------------------
             14th                            .10
--------------------------------------------------------------------------------
             15th                              0
--------------------------------------------------------------------------------

APPENDIX D

                     Illustrative Net Single Premium Factors

      For a Policy Issued to a Male Nonsmoker, age 65, standard underwriting class and Female, Nonsmoker, age 65, standard underwriting class.



      65                     2.2464               83               1.2787
--------------------------------------------------------------------------------
      65                     2.2464               83               1.2787
--------------------------------------------------------------------------------
      66                     2.1200               84               1.2557
--------------------------------------------------------------------------------
      67                     2.0406               85               1.2348
--------------------------------------------------------------------------------
      68                     1.9656               86               1.2159
--------------------------------------------------------------------------------
      69                     1.8949               87               1.1987
--------------------------------------------------------------------------------
      70                     1.8283               88               1.1831
--------------------------------------------------------------------------------
      71                     1.7657               89               1.1686
--------------------------------------------------------------------------------
      72                     1.7068               90               1.1550
--------------------------------------------------------------------------------
      73                     1.6517               91               1.1421
--------------------------------------------------------------------------------
      74                     1.6002               92               1.1295
--------------------------------------------------------------------------------
      75                     1.5523               93               1.1171
--------------------------------------------------------------------------------
      76                     1.5080               94               1.1044
--------------------------------------------------------------------------------
      77                     1.4670               95               1.0913
--------------------------------------------------------------------------------
      78                     1.4290               96               1.0778
--------------------------------------------------------------------------------
      79                     1.3940               97               1.0643
--------------------------------------------------------------------------------
      80                     1.3615               98               1.0520
--------------------------------------------------------------------------------
      81                     1.3316
--------------------------------------------------------------------------------
      82                     1.3040               99               1.0321
--------------------------------------------------------------------------------

                                     PART II

                           UNDERTAKING TO FILE REPORTS

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

        UNDERTAKING PURSUANT TO RULE 484 UNDER THE SECURITIES ACT OF 1933

         Section 6.2 of the By-laws of The Penn Mutual Life Insurance Company ("Penn Mutual" or the "Company") provides that, in accordance with the provisions of the Section, the Company shall indemnify trustees and officers against expenses (including attorneys' fees), judgments, fines, excise taxes and amounts paid in settlement actually and reasonably incurred in connection with actions, suits and proceedings, to the extent such indemnification is not prohibited by law, and may provide other indemnification to the extent not prohibited by law. The By-laws are filed as Exhibit 6(b) to Post-Effective Amendment No. 12 to the Form N-4 Registration Statement of Penn Mutual Variable Annuity Account III filed in April 1990 (File No. 2-77283).

         Pennsylvania law (15 Pa. C.S.A. ss.ss. 1741-1750) authorizes Pennsylvania corporations to provide indemnification to directors, officers and other persons.

         Penn Mutual owns a directors and officers liability insurance policy covering liabilities that trustees and officers of Penn Mutual and its subsidiaries may incur in acting as trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                      OF THE INVESTMENT COMPANY ACT OF 1940

         Registrant represents that the fees and charges debuted under the Last Survivor Flexible Premium Adjustable Variable Life Insurance Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Registrant.


                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

         The facing sheet.
         The prospectus consisting of 41 pages. Undertaking to file reports. Rule 484 Undertaking.
         Section 26(e)(2)(A) Representation.
         The signatures.

The following exhibits:

1. Copies of all exhibits which would be required by paragraph A of the instructions as to exhibits in Form N-8B-2 if a Registration Statement on that Form were currently being filed.

       A(1)  (a) Resolution of the Board of Trustees of The Penn Mutual Life Insurance
                 Company establishing the Penn Mutual Variable Life Account I.
                 Previously filed to the Form S-6 Registration Statement (File No. 33-
                 11883) for Penn Mutual Variable Life Account I filed on February 10,
                 1987.  To be filed via EDGAR by Amendment in April.

       A(2)      Not Applicable.

       A(3)  (a)(1)  Distribution Agreement between The Penn Mutual Life Insurance
                     Company and Hornor, Townsend & Kent, Inc.  Previously filed in Pre-
                     Effective Amendment No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in
                     April.

             (a)(2)  Sales Support Agreement between The Penn Mutual Life Insurance
                     Company and Hornor, Townsend & Kent, Inc.  Previously filed in Pre-
                     Effective Amendment No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in
                     April.

             (b)(1)  Form of Agent's Agreement relating to broker-dealer supervision.
                     Incorporated herein by reference to Exhibit 3(c) to the Registration
                     Statement of Penn Mutual Variable Annuity Account III (File No. 33-
                     62811) on Form N-4 filed on September 3, 1998(Accession No.
                     0001036050-98-001504).

             (b)(2)  Form of Broker-Dealer Selling Agreement (for broker-dealers licensed to sell variable annuity contracts and/or variable life insurance contracts under state insurance laws). Incorporated herein by reference to exhibit 3(d) to the Pre-effective Amendment to the
                     Registration Statement of Penn Mutual Variable Annuity Account III
                     (File No. 33- 62811) on Form N-4 filed on November 30, 1998
                     (Accession No. 0001036050-98-002055).

             (b)(3)  Companion Broker-Dealer Selling Agreement and Corporate Insurance
                     Agent Selling Agreement.  Previously filed in Pre-Effective
                     Amendment No. 1 to this Form S-6 Registration Statement filed on
                     April 13, 1995.  To be filed via EDGAR by Amendment in April.

             (c)     Schedule of Sales Commissions.  Previously filed in Pre-Effective
                     Amendment No. 1 to this Form S-6 Registration Statement filed on
                     April 13, 1995.  To be filed via EDGAR by Amendment in April.

       A(4)  Not Applicable.

       A(5)  (a)(1)   Specimen Last Survivor Flexible Premium Adjustable Variable Life
                      Insurance Policy (Sex Distinct).  Previously filed in Pre-Effective
                      Amendment No. 1 to this Form S-6 Registration Statement filed on
                      April 13, 1995.  To be filed via EDGAR by Amendment in April.

             (a)(2)   Specimen Last Survivor Flexible Premium Adjustable Variable Life
                      Insurance Policy (Unisex).  Previously filed in Pre-Effective
                      Amendment No. 1 to this Form S-6 Registration Statement filed on
                      April 13, 1995.  To be filed via EDGAR by Amendment in April.

             (a)(3)   Specimen Last Survivor Flexible Premium Adjustable Variable Life
                      Insurance Policy (New York).  Previously filed in Pre-Effective
                      Amendment No. 1 to this Form S-6 Registration Statement filed on
                      April 13, 1995.  To be filed via EDGAR by Amendment in April.

             (b)(1)   Flexible Period Single Life Supplemental Term Insurance Agreement
                      (Sex Distinct).  Previously filed in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in April.

             (b)(2)   Flexible Period Single Life Supplemental Term Insurance Agreement
                      (Unisex).  Previously filed in Pre-Effective Amendment No. 1 to this
                      Form S-6 Registration Statement filed on April 13, 1995.  To be filed via
                      EDGAR by Amendment in April.




             (b)(3)   Flexible Period Single Life Supplemental Term Insurance Agreement
                      (New York).  Previously filed in Pre-Effective Amendment No. 1 to this
                      Form S-6 Registration Statement filed on April 13, 1995.  To be filed via
                      EDGAR by Amendment in April.

             (c)(1)   Policy Split Option Agreement.  Previously filed in Pre-Effective
                      Amendment No. 1 to this Form S-6 Registration Statement filed on
                      April 13, 1995.  To be filed via EDGAR by Amendment in April.

             (c)(2)   Policy Split Option Agreement (New York).  Previously filed in Pre-
                      Effective Amendment No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in
                      April.

             (d)      Estate Growth Benefit Agreement. Previouslyfiled in Pre-Effective Amendment
                      No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.
                      To be filed via EDGAR by Amendment in April.

             (e)(1)   Supplemental Exchange Agreement.  Previously filed in Pre-Effective
                      Amendment No. 1 to this Form S-6 Registration Statement filed on
                      April 13, 1995.  To be filed via EDGAR by Amendment in April.

             (e)(2)   Supplemental Exchange Agreement (New York).  Previously filed in
                      Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in
                      April.

             (f)(1)   Supplemental Term Insurance Agreement (Sex Distinct).  Previously
                      filed in Pre-Effective Amendment No. 1 to this Form S-6 Registration
                      Statement filed on April 13, 1995.  To be filed via EDGAR by
                      Amendment in April.

             (f)(2)   Supplemental Term Insurance Agreement (Unisex).  Previously filed in
                      Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in
                      April.

             (f)(3)   Supplemental Term Insurance Agreement (New York).  Previously
                      filed in Pre-Effective Amendment No. 1 to this Form S-6 Registration
                      Statement filed on April 13, 1995.  To be filed via EDGAR by
                      Amendment in April.

             (g)(1)   Guaranteed Continuation of Policy Agreement (Sex Distinct).
                      Previously filed in Pre-Effective Amendment No. 1 to this Form S-6
                      Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in April.




             (g)(2)   Guaranteed Continuation of Policy Agreement (Unisex).  Previously
                      filed in Pre-Effective Amendment No. 1 to this Form S-6 Registration
                      Statement filed on April 13, 1995.  To be filed via EDGAR by
                      Amendment in April.

       A(6)  (a)      Charter of The Penn Mutual Life Insurance Company.    Incorporated
                      herein by reference to Exhibit 6(a) to the Registration Statement of
                      Penn Mutual Variable Annuity Account III (File No. 33-62811) on
                      Form N-4 filed on September 3, 1998(Accession No. 0001036050-98-
                      001504).

             (b)      By-Laws of The Penn Mutual Life Insurance Company.    Incorporated
                      herein by reference to Exhibit 6(b) to the Registration Statement of
                      Penn Mutual Variable Annuity Account III (File No. 33-62811) on
                      Form N-4 filed on September 3, 1998 (Accession No. 0001036050-98-
                      001504).

       A(7)           Not Applicable.

       A(8)  (a)      Agreement between The Penn Mutual Life Insurance Company and
                      Penn Series Funds, Inc.  Previously filed in Pre-Effective Amendment
                      No. 1 to this Form S-6 Registration Statement filed on April 13, 1995.
                      To be filed via EDGAR by Amendment in April.

             (b)(1)   Form of Sales Agreement between The Penn Mutual Life Insurance
                      Company and Neuberger & Berman Advisers Management Trust.
                      Incorporated herein by reference to Exhibit 8(b)(1) to Post Effective
                      Amendment No. 1 to this Form S-6 Registration Statement filed on
                      April 29, 1996. (Accession No. 0000950109-96-002471).

             (b)(2)   Assignment and Modification Agreement between Neuberger &
                      Berman Management Incorporated, Neuberger & Berman Advisers
                      Management Trust and The Penn Mutual Life Insurance Company.
                      Incorporated herein by reference to Exhibit 8(b)(2) to Post Effective
                      Amendment No. 1 to this Form S-6 Registration Statement filed on
                      April 29, 1996. (Accession No. 0000950109-96-002471).

             (b)(3)   Amendment to Agreement between The Penn Mutual Life Insurance
                      Company and Neuberger & Berman Advisers Management Trust is
                      incorporated herein by reference to Form S-6 Registration Statement
                      (File No. 33-54662) for Penn Mutual Variable Life Account I Post-
                      Effective Amendment No. 5 filed on April 30, 1997. (Accession No.
                      0000950109-97-003328).

             (c)      Form of Fund Participation Agreement between The Penn Mutual Life
                      Insurance Company, TCI Portfolios, Inc. (renamed American Century
                      Variable Portfolios, Inc. effective May 1, 1997) and Investors Research



                      Company (renamed American Century Investment Management, Inc).
                      Incorporated herein by reference to Exhibit 8(a) to the Registration
                      Statement of Penn Mutual Variable Annuity Account III (File No. 33-
                      62811) on Form N-4 filed on September 3, 1998 (Accession No.
                      0001036050-98-001504).

             (d)      Form of Participation Agreement between The Penn Mutual Life Insurance Company, Variable
                      Insurance Products Fund and Fidelity Distributors Corporation. Incorporated
                      herein by reference to Exhibit 8(d) to the Registration Statement of Penn Mutual
                      Variable Annuity Account III (File No. 33-62811) on Form N-4 filed on September 3,
                      1998 (Accession No. 0001036050-98-001504).

             (e)      Form of Participation Agreement between The Penn Mutual Life Insurance Company and
                      Variable Insurance Products Fund II. Incorporated herein by reference to Exhibit
                      8(e) to the Registration Statement of Penn Mutual Variable Annuity Account III (File
                      No. 33- 62811) on Form N-4 filed on  September 3, 1998 (Accession No.
                      0001036050-98-001504).

             (f)      Participation Agreement between The Penn Mutual Life Insurance Company and Morgan
                      Stanley Universal Funds, Inc. Incorporated herein by reference to Exhibit 8(f) to
                      Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 of Penn
                      Mutual Variable Annuity Account III (File No. 2-77283) on Form N-4 filed on April 29,
                      1997 (Accession No. 0001021408-97-000161).

       A(9)           Not applicable.

       A(10)  (a)     Application form for Last Survivor Flexible Premium Adjustable
                      Variable Life Insurance.  Previously filed in Pre-Effective Amendment
                      No. 1 to the Form S-6 Registration Statement (File No. 33-54662) for
                      Penn Mutual Variable Life Account I filed on March 22, 1993.  To be filed via EDGAR by Amendment in April.

              (b)     Supplemental application form for Last Survivor Flexible Premium Adjustable
                      Variable Life Insurance. Previously filed in Pre-Effective Amendment No. 1 to this Form
                      S-6 Registration Statement filed on April 13, 1995. To be filed via EDGAR by Amendment in April.

       A(11)          Memorandum describing issuance, transfer and redemption procedures.
                      Previously filed in Pre-Effective Amendment No. 1 to this Form S-6
                      Registration Statement filed on April 13, 1995.  To be filed via EDGAR by Amendment in April.




2.  Opinion and consent of C. Ronald Rubley, Esq., as to the legality of the securities being registered.
    Previously filed in Pre-Effective Amendment No. 1 to this Form S-6 Registration Statement filed on April
    13, 1995. To be filed via EDGAR by Amendment in April.

3.  Opinion and Consent of Edward S. Attarian, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. Filed as an exhibit and incorporated herein by reference to Post-Effective
    Amendment No. 1 to this Form S-6 Registration Statement filed on April 29, 1996.
    (Accession No. 0000950109-96-002471).

4. (a) Consent of Ernst & Young, LLP. To be filed Via EDGAR by Amendment in April.

   (b) Consent of Coopers & Lybrand LLP. To be filed Via EDGAR by Amendment in April.

   (c) Consent of Morgan, Lewis & Bockius LLP. To be filed Via EDGAR by Amendment in April.

5. (a) Powers of Attorney of Robert E. Chapell, James A. Hagen, Phillip E. Lippincott, John F. McCaughan,
       Alan B. Miller, Daniel J. Toran, Norman T. Wilde, Jr., Wesley S. Williams, Jr. and Nancy S. Brodie.
       Filed as exhibits and incorporated herein by reference to Post-Effective Amendment No. 2 to this Form S-6
       Registration Statement of Penn Mutual Variable Life Account I filed on April 30, 1997. (Accession No.
       0000950109-97-003355).

   (b) Powers of Attorney of Edmond F. Notebaert and Robert H. Rock.  Filed as exhibits and incorporated herein by reference to Post-Effective Amendment No. 4 to this Form S-6 Registration Statement of Penn Mutual
       Variable Life Account I filed on April 23, 1998 (Accession No. 0001036050-98-000671).

   (c) Power of Attorney of Julia Chang Bloch.  Filed herewith.


-----------------------

                                   SIGNATURES

         On its behalf and on behalf of Penn Mutual Variable Life Account I, Pursuant to the requirements of the Securities Act of 1933, The Penn Mutual Life Insurance Company has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Horsham and the Commonwealth of Pennsylvania, on the 26th day of February, 1999.

[SEAL] The Penn Mutual Life Insurance Company on its behalf and on behalf of Penn Mutual Variable Life Account I


Attest: /s/ Laura M. Ritkzo          By:  /s/ Robert E. Chappell
        ---------------------------       ------------------------------
                                     Robert E. Chappell
                                     Chairman of the Board of Trustees
                                     And Chief Executive Officer


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement has been signed below by the following persons in the capacities indicated on the 26th day of February, 1999.

Signature                                      Title
---------                                      ------

/s/ Robert E. Chappell                         Chairman of the Board of Trustees
--------------------------------               and Chief Executive Officer
    Robert E. Chappell

/s/ Nancy S. Brodie                            Executive Vice President
--------------------------------               and Chief Financial Officer
     Nancy S. Brodie


*JULIA CHANG BLOCH                             Trustee

*JAMES A. HAGEN                                Trustee

*PHILIP E. LIPPINCOTT                          Trustee

*JOHN F. McCAUGHAN                             Trustee

*ALAN B. MILLER                                Trustee

*EDMOND F. NOTEBAERT                           Trustee

*ROBERT H. ROCK                                Trustee

*DANIEL J. TORAN                               Trustee

*NORMAN T. WILDE, JR.                          Trustee

*WESLEY S. WILLIAMS, JR.                       Trustee


*By /s/ Robert E. Chappell
    --------------------------------------
      Robert E. Chappell, attorney-in-fact

                                  Exhibit Index


5.    (c)         Power of Attorney of Julia Chang Bloch